Consolidated and Combined Statements of Shareholders' Equity/Net Investment - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Net Investment	Accumulated Other Comprehensive Income, net of tax	Total
Beginning balance, shares at Sep. 30, 2012	0
Beginning balance, amount at Sep. 30, 2012	$ 0	$ 0	$ 0	$ 27,785	$ 58	$ 27,843
Net income	0	0	0	5,216	0	5,216
Distributions to former Parent	$ 0	0	0	(3,529)	0	(3,529)
Minimum pension liability, net of tax						0
Actuarial (loss) gain, net						0
Ending balance, shares at Sep. 30, 2013	0
Ending balance, amount at Sep. 30, 2013	$ 0	0	0	29,472	58	29,530
Net income	$ 0	0	0	3,197	0	3,197
Minimum pension liability, net of tax					(2)	(2)
Actuarial (loss) gain, net					(3)	(3)
Ending balance, shares at Sep. 30, 2014	0
Ending balance, amount at Sep. 30, 2014	$ 0	0	0	32,669	53	32,722
Issuance of common stock at spinoff, shares	3,242,524
Issuance of common stock at spinoff, amount	$ 324					$ 324
Exercise of stock options, shares	16,000					16,000
Exercise of stock options, amount	$ 2	201				$ 203
Excess tax benefits from exercises of stock options		425				425
Stock-based compensation		174				174
Shares granted to Directors, shares	14,280
Shares granted to Directors, amount	$ 1	341				342
Net income			3,339			3,339
Minimum pension liability, net of tax					(6)	(6)
Actuarial (loss) gain, net					4	4
Reclassification of net investment to capital in excess of par value		33,864	(1,520)	(32,669)		(325)
Ending balance, shares at Sep. 30, 2015	3,272,804
Ending balance, amount at Sep. 30, 2015	$ 327	$ 35,005	$ 1,819	$ 0	$ 51	$ 37,202